DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Impairment losses by asset type (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2023 item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 01, 2023 USD ($)
Cash Generating Units
Number of CGU | item	2
Impairment loss on goodwill			$ 179.0
Trademarks
Cash Generating Units
Impairment loss			19.1
Winter Sports Equipment | Trademarks
Cash Generating Units
Amount of intangible assets transferred					$ 74.2
Salomon (previously Salomon Apparel and Footwear) | Trademarks
Cash Generating Units
Amount of intangible assets transferred					$ 146.3
Peak Performance
Cash Generating Units
Impairment loss on goodwill		$ 0.0	179.0	$ 0.0
Impairment loss			19.1
Recoverable amount			197.2
Peak Performance | Trademarks
Cash Generating Units
Impairment loss		$ 0.0	$ 19.1	$ 0.0